Finance Cost	6 Months Ended
Jun. 30, 2025
Finance Cost [Abstract]
FINANCE COST
26	FINANCE COST

	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Interest expenses on:
Bank borrowings	4,446	-	-
Operating lease obligation	24,327	49,958	11,859
Bank charges for investment securities	13	54	13
Total	28,786	50,012	11,872